Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		£ 472
Derivative financial instruments, liabilities	£ (5,069)	(6,002)
Derivative financial instruments, non-current liabilities	(938)	(2,599)
Derivative financial instruments, current assets		472
Derivative financial instruments, current liabilities	(4,131)	(3,403)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		472
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(5,069)	(5,875)
Derivative financial instruments, non-current liabilities	£ (938)	(2,599)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		£ (127)